The Company and Summary of Significant Accounting Policies - Narrative (Details)										1 Months Ended		3 Months Ended						6 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended						14 Months Ended
	Oct. 23, 2025	Oct. 03, 2025 USD ($) $ / shares shares	Aug. 19, 2025 $ / shares	Apr. 24, 2025 USD ($) $ / shares shares	Feb. 26, 2025 USD ($)	Feb. 15, 2025 USD ($)	Oct. 31, 2024 USD ($)	Sep. 11, 2024 USD ($) $ / shares	Mar. 04, 2024 USD ($) trading_day $ / shares shares	Jun. 30, 2024 USD ($)	Nov. 30, 2022 $ / shares shares	Mar. 31, 2027 USD ($)	Mar. 31, 2026 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Mar. 31, 2025 USD ($) component note	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) trading_day component $ / shares	Sep. 30, 2024 USD ($)	Nov. 15, 2025 USD ($)	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) trading_day $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares shares	May 12, 2025 USD ($) $ / shares	Jan. 15, 2025 $ / shares	Jan. 09, 2025 USD ($)	Nov. 22, 2024 $ / shares	Nov. 12, 2024 USD ($)	Oct. 30, 2024 $ / shares	Jul. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Business combination, exchange ratio									34.27%
Common stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.0001					$ 0.0001					$ 0.0001					$ 0.0001	[1]	$ 0.0001	[1]	$ 0.0001 [1]
Accumulated deficit										$ 24,833,111				$ 51,635,448		$ 28,452,605	$ 18,398,735	$ 24,833,111	$ 51,635,448	$ 28,452,605				$ 31,940,527		$ 17,770,145		$ 17,770,145
Net loss														$ 4,557,406	$ 8,984,880	3,619,494	628,590	$ 1,877,464	19,694,921	5,496,958				8,984,880		6,098,951
Net cash used in operating activities															$ 10,033,477				5,857,572	8,806,402				10,033,477		2,651,143
Proceeds from sale of common stock and warrants, net of issuance costs																			$ 679,241	0				$ 999,998		1,017,850
Debt instrument, convertible, threshold trading days | trading_day									5										3					3
Triggered event, daily volume-weighted average price per share (in dollars per share) | $ / shares																																		$ 2.6304
Share price (in dollars per share) | $ / shares																								$ 2.16
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares																													$ 2.922
Payment term range, cash in advance, duration														30 days					30 days					30 days
Number of clinics | note															8
Number of components | component															600				600
Number of dependent components | component															5				5
Restricted cash equivalents																								$ 20,000		20,000		20,000
Allowance for credit loss																								0		0		0
Finance lease, right-of-use asset, after accumulated amortization																								0		0		0
Asset impairment charges															$ 0		0
Contract with customer, asset														$ 0					$ 0					0		0		0
Contract with customer, liability														23,929					23,929					49,365		347,619		347,619
Contract with customer, liability, revenue recognized														10,357			$ 39,683		32,103
Deferred revenue (refund)																			(25,436)	(327,778)				$ (298,254)		347,619
Product warranty obligation, term																								12 months
Research and development														$ 938,758		$ 925,214			$ 2,691,704	$ 2,492,842				$ 3,267,340		1,485,636
Income tax examination, penalties and interest accrued																								$ 0		$ 0		$ 0
Private Placement
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares				261,644							114,235						29,844											55,975
Shares issued (in shares) | shares				523,286
Sale of stock, price per share (in dollars per share) | $ / shares				$ 1.911							$ 35.01
Consideration received on transaction				$ 500,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares				$ 2.16
Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Patents
Property, Plant and Equipment [Line Items]
Useful Life																								12 years		12 years		12 years
Subsequent Event
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001
Stockholders' equity note, stock split, conversion ratio	3
Subsequent Event | Private Placement
Property, Plant and Equipment [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares		$ 0.0001
Sale of stock, number of shares issued in transaction (in shares) | shares		2,232,243
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4.50
Consideration received on transaction		$ 18,180,655
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Class of warrant or right, purchase price of warrants or rights ( in dollars per share) | $ / shares		$ 4.4997
Subsequent Event | Private Placement | Subscription Warrant
Property, Plant and Equipment [Line Items]
Warrants and rights outstanding, term		5 years
Shares issued (in shares) | shares		4,040,272
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 4.50
Subsequent Event | Private Placement | Pre-Funded Warrant
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares		5,424,083
Shares issued (in shares) | shares		1,808,055
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 0.0003
Subsequent Event | Minimum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			2
Subsequent Event | Maximum
Property, Plant and Equipment [Line Items]
Stockholders' equity note, stock split, conversion ratio			20
Related Party
Property, Plant and Equipment [Line Items]
Contract with customer, liability																								$ 0		$ 300,000		$ 300,000
Private Investment Public Entity Agreement | Related Party
Property, Plant and Equipment [Line Items]
Common stock, value, subscriptions, total																													$ 200,000				$ 2,560,000
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares																													$ 3.36			$ 2.016
Foundation | Related Party
Property, Plant and Equipment [Line Items]
Contract with customer, liability																										$ 100,000		$ 100,000							$ 200,000
Deferred revenue (refund)										$ (300,000)					$ (300,000)
Forecast | Related Party
Property, Plant and Equipment [Line Items]
Proceed from minimum order quantity, distribution amount												$ 27,000,000	$ 18,000,000									$ 27,000,000	$ 18,000,000
Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 10,100,000
Proceeds from convertible debt				$ 500,000	$ 5,400,000
Liquidation, operating plan, duration					12 months
Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, face amount					$ 10,100,000
Proceeds from convertible debt					$ 5,400,000
Liquidation, operating plan, duration					12 months
Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Net impact of the merger on the consolidated statement of stockholders' deficit									$ 500,000
Yorkville
Property, Plant and Equipment [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares									333,334
Yorkville | Yorkville Pre-paid Advance
Property, Plant and Equipment [Line Items]
Pre-paid advance agreement									$ 10,000,000
Debt instrument, convertible, triggered periodic payment						$ 500,000		$ 1,521,581
Debt instrument, convertible, triggered principal amount								$ 1,145,407	1,500,000																						$ 1,500,000
Share price (in dollars per share) | $ / shares								$ 2.6304																						$ 1.50
Repayment of convertible debt					$ 3,000,000
Yorkville | Yorkville Pre-paid Advance | Subsequent Event
Property, Plant and Equipment [Line Items]
Debt instrument, convertible, triggered periodic payment							$ 500,000
Debt instrument, convertible, triggered principal amount																															$ 1,500,000
Repayment of convertible debt					$ 3,000,000
Warrants and rights outstanding, term					5 years
Yorkville | Yorkville Pre-paid Advance | Forecast
Property, Plant and Equipment [Line Items]
Debt instrument, convertible, triggered periodic payment																					$ 500,000
Yorkville | Lynrock Lake Term Loan
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville | Lynrock Lake Term Loan | Subsequent Event
Property, Plant and Equipment [Line Items]
Repayment of convertible debt					$ 3,000,000
Yorkville | Stock Subscription Agreement
Property, Plant and Equipment [Line Items]
Business combination, pre-paid advance received									9,025,000
Proceeds from sale of common stock and warrants, net of issuance costs									40,000,000
Funicular Funds, LP
Property, Plant and Equipment [Line Items]
Proceeds from the Merger, net of transaction costs									$ 1,500,000

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).